UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

ANNUAL REPORT
JULY 31, 2017

Palmer Square Ultra-Short Duration Investment Grade Fund
A series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	6
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	31
Supplemental Information	32
Expense Example	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)

July 2017

Fund Performance Overview

We are pleased to report that the Palmer Square Ultra-Short Duration Investment Grade Fund, (the “Fund”), returned 1.18% (net of fees) from 10/7/2016 (commencement date) to 7/31/2017.

As a refresher, the Fund seeks to be a high credit quality, ultra-short bond allocation, which can generate income while maintaining low interest rate and spread duration. The Fund is invested primarily in collateralized loan obligation (“CLOs”) debt, traditional asset-backed securities (“ABS”) debt, and investment grade corporate debt. We believe our portfolio is a great ultrashort duration fixed income alternative for investors targeting yield and safety, but not wanting to accept the interest rate and/or credit risk inherent in traditional fixed income markets.

Key Summary Points on Attribution and Outlook

Fund Attribution:

The Fund’s allocation to a diversified set of high quality ABS, CLO debt and corporate bonds have been the major drivers of attribution since inception contributing approximately 0.71%, 0.32% and 0.40%, respectively.

Fund Outlook and Positioning:

•
Solid Diversification - We believe we have solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include CLO debt, bank loans, investment grade corporate bonds, and traditional asset-backed securities.

•	Lower Spread Duration Yet Significant Yield -
»
Low spread duration (the percentage price change of a bond’s price given a 1% change in the yield spread) of 1.00 years seeks to keep susceptibility to spread widening risk and volatility low (note: we already had low interest rate duration (the percentage price change of a bond’s price given a 1% change in interest rates)).

» Approximately 50% of the portfolio is typically self-liquidating within one year.

» Focus on the top end of the credit quality spectrum.

» Maintained a strong current yield of 1.83%.

•	CLO Allocation/Opportunity to Capture Yield and Total Return - We believe the Fund’s CLO allocation continues to be well-positioned to offer significant yield (especially on a risk adjusted basis).
»
With 90-day LIBOR rates increasing recently to 1.31% (as of 7/31/2017), AAA-rated debt offers approximately 2.40% to 2.65% in current yield. In addition, CLO debt will also likely benefit should rates rise incrementally from here.

Palmer Square Capital Management LLC 2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS 66205 www.palmersquarefunds.com

•
Traditional ABS/MBS Allocation - We continue to maintain an allocation to mortgagebacked securities (“MBS”) and ABS, that has emphasized securities with low spread durations and floating rate coupons. By design, this allocation is consistent with our view of principal preservation and enhanced income generation in a rising rate scenario. Palmer Square’s structured credit team believes we are able to continue to source attractive investments in legacy Non-Agency MBS (supported by healthy housing fundamentals), select floating rate CMBS that are secured by trophy properties (better able to withstand a downturn in commercial real estate), and traditional consumer ABS collateralized by loans or leases to high quality borrowers.

•
Investment Grade Corporate Bond Allocation - We continue to have a preference for floating rate or limited duration securities which are investment grade rated. To the extent we do accept fixed rate exposure, we seek to hedge out the rate risk.

In summary, we believe the Fund is incredibly well-positioned and has potential to not only generate yield, but also provide investors with a low volatility alternative, which can help diversify a fixed income allocation. We believe we are always opportune in our approach to relative value and could not be more excited about how this portfolio is positioned and its outlook.

2017 Credit Market Overview

Palmer Square believes the current environment continues to be supportive of solid performance in corporate and structured credit. The U.S. macro picture is continuing to trend slightly better. Corporate earnings have also been stable to improving. ISM data has been very encouraging. As far as the default picture, while net leverage for both investment grade and high yield companies has risen, interest coverage ratios are still at median or better levels meaning companies can sufficiently service their debtloads. It is important to remember that companies have raised a lot of debt; however, they have done so at historically low interest rates while also typically extending maturities. Notwithstanding some unforeseen macro shock, we believe that the credit markets will experience lower than anticipated default rates over the next 18-24 months. Beyond a solid macro and fundamental backdrop, the credit market is also supported by a strong technical backdrop as global central bank easing has fueled the demand for yield, especially in U.S. dollar assets.

Despite the above highlighted solid underpinning for credit, we are more cautious in many areas of credit. Valuations in certain areas of credit have become more stretched and risks are still present (e.g., rising interest rates, economic slowdown, China, etc.). While we aren’t concerned about interest rate risk in our portfolio (note: we seek to manage our portfolios without interest rate risk), we do see it as a potential concern for fixed income markets broadly.

In summary, while there are always risks in credit that need to be understood and managed and many areas of credit no longer seem cheap, we believe there are strong catalysts as to why U.S. corporate and structured credit and most notably, floating rate credit, will continue to perform well:

•	Defaults are expected to remain low as fundamentals remain intact with a relatively supportive macro environment.
•	Supply is expected to be average yet demand is expected to continue to increase - international investor tailwinds for U.S. credit could be an important driver as highlighted above.
•	Income/yield alone will be a strong source of return for investors.

Palmer Square Capital Management LLC 2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS 66205 www.palmersquarefunds.com

•
Worries about future interest rate increases and broader investor understanding of floating rate debt should drive demand from investors to be overweight floating rate sectors such as CLOs and bank loans relative to Treasuries and fixed rate corporates (both investment grade and high yield).

Portfolio Snapshot
Please refer to the tables below for a portfolio snapshot as of 7/31/2017.

Portfolio Characteristics
Interest Rate Duration	0.19 yrs
Spread Duration	1.00 yrs
Yield to Call (reinvestment plus 1 years)	1.94%
Yield to Call (reinvestment plus 2 years)	1.90%
Yield to Maturity	1.84%
Current Yield	1.83%
30-day SEC Yield (net of fees)	1.34%
30-day SEC Yield (gross of fees)	1.18%
Weighted Average Price	$100.51

Performance Summary

The Fund returned 1.18% (net of fees) since inception 10/07/2016 to 7/31/2017.

Fund Performance Net of Fees (inception 10/07/2016)
Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2017	0.15%	0.10%	0.10%	0.15%	0.15%	0.11%	0.15%						0.92%
2016										0.10%	0.05%	0.11%	0.26%

Performance Analysis Net of Fees (as of 7/31/2017)
	YTD 2017	Since Inception Cumulative
PSDSX	0.92%	1.18%
BofA ML US Treasury Bill Index	0.39%	0.48%

Annual Expense Ratio: Gross 0.97%/Net 0.50%. Palmer Square has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the average daily net assets of the Fund. This agreement is effective until November 30, 2017, and it may be terminated before that date only by Trust’s Board of Trustees. The performance data quoted represents past performance and that past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. A portion of the fees charged is waived. Performance prior to waiving fees was lower than the actual returns. To obtain performance information current to the most recent month-end please call 866-933-9033.

Palmer Square Capital Management LLC 2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS 66205 www.palmersquarefunds.com

Allocation and Gross Attribution
	12/31/2016 Allocation	3/31/2017 Allocation	7/31/2017 Allocation	10/07/2016 to 7/31/2017 Gross Attribution
CLO Debt	15%	16%	13%	0.32%
CMBS	13%	14%	10%	0.21%
RMBS	11%	17%	13%	0.27%
ABS	20%	17%	16%	0.22%
IG Corp Debt	27%	30%	45%	0.40%
Please note the remaining allocation amount above is cash. Gross attribution does not include expenses if applicable.

Given the environment and opportunity, we are pleased with the Fund’s positioning and look forward to continuing to report to our investors. Thank you for your investment. Please do not hesitate to contact us at investorrelations@palmersquarecap.com or 816-9943200 should you desire more information. We would also be happy to set up a call and/or meeting at your convenience.

Palmer Square Capital Management LLC 2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS 66205 www.palmersquarefunds.com

Notes and Disclosure
This overview is for informational and comparative purposes only and does not constitute an offer to sell or a solicitation of an offer to buy any interests in the Palmer Square Ultra-Short Duration Investment Grade Fund, the (“Fund”), and/or any other securities, or to provide any other advisory services. Any offer to invest in the funds will be made pursuant to the Fund’s prospectus, which will contain material information not contained herein and to which prospective investors are directed. Before investing, you should carefully read such materials in their entirety. This overview is not intended to replace such materials, and any information herein should not be relied upon for the purposes of investing in the funds or for any other purpose. This overview is a summary and does not purport to be complete.

The Fund allocation shown is used for illustrative purposes only. Palmer Square does not guarantee to execute that allocation. Both Fund and exposures information, as well as other referenced categorizations, reflect classifications determined by Palmer Square as well as certain Palmer Square assumptions based on estimated portfolio characteristic information. It should be noted that data on Fund allocation and exposures are estimates and provided for illustrative purposes only. Allocation figures may not sum to 100%.

Market opportunities and/or yields shown are for illustration purposes only and are subject to change without notice. Palmer Square does not represent that these or any other strategy/opportunity will prove to be profitable or that the Fund’s investment objective will be met.

This material represents an assessment of the market environment at a specific point in time, is subject to change without notice, and should not be relied upon by the reader as research or investment advice. With regard to sources of information, certain of the economic and market information contained herein has been obtained from published sources and/or prepared by third parties. While such sources are believed to be reliable, Palmer Square or their respective affiliates, employees, or representatives do not assume any responsibility for the accuracy of such information. Palmer Square is under no obligation to verify its accuracy.

The BofA ML US Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Unlike mutual funds, indices are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Beta describes an investment’s volatility in relation to that of the stock or bond market as a whole. For example, the S&P 500 is typically considered to be “the equity market” and it has a beta of 1.0. Sharpe Ratio is a measure for calculating risk-adjusted return, and this ratio has become the industry standard for such calculations. Yield to call is the yield of a bond or note if you were to buy and hold the security until the call date, but this yield is valid only if the security is called prior to maturity. Yield to maturity is the total return anticipated on a bond if the bond is held until the end of its lifetime. Current yield is an investment’s annual income (interest or dividends) divided by the current price of the security.

Ratings listed herein are assigned by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s). Credit quality ratings are measured on a scale with S&P’s credit quality ratings ranging from AAA (highest) to D (lowest) and Moody’s credit quality ratings ranging from Aaa (highest) to C (lowest). We use the lower of the two ratings. Credit ratings listed are subject to change.

Please note, the Fund is relatively new and therefore has a limited track record.

Past performance is not indicative of future results. Different types of investments involve varying degrees of risk and there can be no assurance that any specific investment will be profitable. Please note that the performance of the funds may not be comparable to the performance of any index shown. Palmer Square has not verified, and is under no obligation to verify, the accuracy of these returns.

The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, valuation, prepayment and extension risks. These securities are also subject to risk of default on the underlying asset, particularly during periods of economic downturn. Defaults, downgrades, or perceived declines in creditworthiness of an issuer or guarantor of a debt security held by the Fund, or a counterparty to a financial contract with the Fund, can affect the value of the Fund’s portfolio. Credit loss can vary depending on subordinated securities and non-subordinated securities. If interest rates fall, an issuer may exercise its right to prepay their securities. If this happens, the Fund will not benefit from the rise in market price, and will reinvest prepayment proceeds at a later time. The Fund may lose any premium it paid on the security. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market which may result in driving the prices of these securities down. The Fund is “non-diversified,” meaning the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. Foreign investments present additional risk due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by the Fund’s advisor to be of comparable credit quality high yield securities). The Fund is new and has a limited history of operations.

The Palmer Square Ultra-Short Duration Investment Grade Fund is distributed by IMST Distributors, LLC.

Palmer Square Capital Management LLC (“Palmer Square”) is an SEC registered investment adviser with its principal place of business in the State of Kansas. Registration of an investment adviser does not imply a certain level of skill or training. Palmer Square and its representatives are in compliance with the current registration and notice filing requirements imposed upon registered investment advisers by those states in which Palmer Square maintains clients. Palmer Square may only transact business in those states in which it is notice filed, or qualifies for an exemption or exclusion from notice filing requirements. Any subsequent, direct communication by Palmer Square with a prospective client shall be conducted by a representative that is either registered or qualifies for an exemption or exclusion from registration in the state where the prospective client resides. For additional information about Palmer Square, including fees and services, send for our disclosure statement as set forth on Form ADV using the contact information herein or refer to the Investment Adviser Public Disclosure web site (www. adviserinfo.sec.gov). Please read the disclosure statement carefully before you invest or send money.

This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing. For a prospectus, or summary prospectus, that contains this and other information about the Funds, call 866-933-9033 or visit our website at www.palmersquarefunds.com. Please read the prospectus, or summary prospectus carefully before investing.

Palmer Square Capital Management LLC 2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS 66205 www.palmersquarefunds.com

Palmer Square Ultra-Short Duration Investment Grade Fund
FUND PERFORMANCE at July 31, 2017 (Unaudited)

This graph compares a hypothetical $250,000 investment in the Fund, made at its inception, with a similar investment in the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Unlike mutual funds, indices are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Total Returns as of July 31, 2017	3 Months (Actual)	6 Months (Actual)	Since Inception (Cumulative)	Inception Date
Palmer Square Ultra-Short Duration Investment Grade Fund	0.41%	0.77%	1.18%	10/7/16
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.22%	0.35%	0.48%	10/7/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (866) 933-9033.

Gross and net expense ratios for the Fund were 0.97% and 0.50%, respectively, which were the amounts stated in the current prospectus dated October 7, 2016. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.50% of the average daily net assets of the Fund. This agreement is in effect until November 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017

Principal Amount		Value

	BANK LOANS – 1.5%
$109,091	Calpine Corp. 2.990%, 11/30/2017[1,2,6]	$109,483
250,000	Dell International LLC 3.240%, 12/31/2018[1,6]	250,469
250,000	FCA U.S. LLC 3.230%, 12/31/2018[1,2,6]	251,719
192,000	HCA, Inc. 2.734%, 6/10/2020[1,6]	192,060

	TOTAL BANK LOANS (Cost $802,226)	803,731

	BONDS – 73.6%
	ASSET-BACKED SECURITIES – 36.3%
412,236	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[2]	412,293
250,000	Apidos CLO XV Series 2013-15A, Class A1R, 2.407%, 10/20/2025[1,2,3]	250,373
600,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class A1R, 2.797%, 1/20/2029[1,2,3]	605,836
500,000	Birchwood Park CLO Ltd. Series 2014-1A, Class AR, 2.484%, 7/15/2026[1,2,3]	500,615
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 2.634%, 4/13/2027[1,2,3]	251,368
64,141	BMW Vehicle Lease Trust Series 2016-1, Class A2A, 1.170%, 1/22/2018[2]	64,134
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-3A, Class A1AR, 2.467%, 7/27/2026[1,2,3]	500,768
400,000	Chase Issuance Trust Series 2015-A2, Class A2, 1.590%, 2/18/2020[2]	400,394
300,000	Citibank Credit Card Issuance Trust Series 2014-A8, Class A8, 1.730%, 4/9/2020[2]	300,594
	CNH Equipment Trust
400,000	Series 2017-B, Class A1, 1.300%, 8/15/2018[2]	400,018
312,395	Series 2015-A, Class A3, 1.300%, 4/15/2020[2]	312,222
291,152	Credit Suisse Seasoned Loan Trust Series 2006-1, Class A, 1.472%, 10/25/2034[1,2,3]	289,925
552,288	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[3]	556,338
875,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 2.734%, 10/15/2028[1,2,3]	880,951
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CR, 3.804%, 1/15/2025[1,2,3]	502,457
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 3.454%, 7/15/2025[1,2,3]	751,856

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Fannie Mae Connecticut Avenue Securities
$707,171	Series 2017-C02, Class 2M1, 2.382%, 9/25/2029[1,2]	$713,948
242,000	Series 2017-C05, Class 1M1, 1.774%, 1/25/2030[1,2]	242,024
118,123	Freddie Mac Multifamily Structured Pass-Through Certificates Series K012, Class A1, 3.427%, 10/25/2020[2]	121,105
	Freddie Mac Structured Agency Credit Risk Debt Notes
262,455	Series 2016-DNA4, Class M1, 2.032%, 3/25/2029[1,2]	263,189
624,824	Series 2016-HQA3, Class M1, 2.032%, 3/25/2029[1,2]	626,088
357,000	GM Financial Automobile Leasing Trust Series 2015-3, Class A3, 1.690%, 3/20/2019[2]	357,289
200,000	Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.380%, 10/15/2048[3]	198,994
210,000	Hertz Fleet Lease Funding LP Series 2017-1, Class A1, 1.874%, 4/10/2031[1,2,3]	210,144
356,367	Home Partners of America Trust Series 2016-1, Class A, 2.876%, 3/17/2033[1,3]	361,676
	Honda Auto Receivables Owner Trust
1,000,000	Series 2017-2, Class A2, 1.460%, 10/15/2019[2]	999,932
550,994	Series 2014-2, Class A4, 1.180%, 5/18/2020[2]	550,927
	Invitation Homes Trust
351,959	Series 2014-SFR2, Class A, 2.326%, 9/17/2031[1,3]	353,190
200,787	Series 2015-SFR3, Class A, 2.526%, 8/17/2032[1,2,3]	202,393
350,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class A2R, 2.427%, 7/20/2026[1,2,3]	350,785
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 3.114%, 10/25/2029[1,2,3]	501,435
500,000	Marine Park CLO Ltd. Series 2012-1A, Class BR, 3.781%, 5/18/2023[1,2,3]	503,497
290,423	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[2]	290,350
179,042	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.170%, 5/16/2018[2,3]	179,045
208,110	NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A, 1.623%, 2/6/2020[1]	208,214
400,000	Nissan Auto Lease Trust Series 2015-B, Class A4, 1.700%, 4/15/2021[2]	400,338
180,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[2,3]	178,952
	Ocwen Master Advance Receivables Trust
283,000	Series 2015-T3, Class AT3, 3.211%, 11/15/2047[3]	282,476
450,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,3]	448,329
235,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[2,3]	236,488
115,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[1,2,3]	115,718

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$100,000	Station Place Securitization Trust Series 2017-1, Class A, 2.132%, 2/25/2049[1,2,3]	$100,012
471,438	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[3]	484,694
575,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 2.467%, 10/20/2026[1,2,3]	576,000
	Toyota Auto Receivables Owner Trust
249,437	Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	249,230
433,095	Series 2015-C, Class A3, 1.340%, 6/17/2019[2]	432,919
213,426	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[2]	213,313
250,000	Voya CLO Ltd. Series 2014-1A, Class A1R, 2.634%, 4/18/2026[1,2,3]	251,104
343,875	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[3]	348,260
300,000	World Omni Auto Receivables Trust Series 2017-B, Class A1, 0.000%, 8/15/2018[2]	300,000
307,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[2]	307,360

	TOTAL ASSET-BACKED SECURITIES (Cost $19,114,768)	19,139,560

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 20.4%
200,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class A, 2.276%, 9/15/2026[1,3]	200,560
170,182	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.896%, 4/12/2038[1,2,3]	171,821
200,000	BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 2.456%, 5/15/2029[1,2,3]	200,437
500,000	COMM Mortgage Trust Series 2014-TWC, Class B, 2.820%, 2/13/2032[1,2,3]	502,476
500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class B, 3.054%, 7/15/2025[1,2,3]	501,539
	Fannie Mae Connecticut Avenue Securities
307,579	Series 2014-C02, Class 1M1, 2.182%, 5/25/2024[1,2]	308,982
53,773	Series 2015-C04, Class 2M1, 2.932%, 4/25/2028[1,2]	53,876
478,405	Series 2016-C06, Class 1M1, 2.532%, 4/25/2029[1,2]	485,726
	Fannie Mae-Aces
542,616	Series 2013-M13, Class FA, 1.582%, 5/25/2018[1]	543,080
123,859	Series 2012-M3, Class 2A1, 1.934%, 1/25/2019	123,969
	Freddie Mac Multifamily Structured Pass-Through Certificates
335,737	Series K702, Class A2, 3.154%, 2/25/2018[2]	337,714
585,942	Series K703, Class A2, 2.699%, 5/25/2018[2]	589,612
321,279	Series K017, Class A1, 1.891%, 12/25/2020[2]	322,051

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes
$997,000	Series 2016-DNA2, Class M2, 3.432%, 10/25/2028[1,2]	$1,018,585
225,254	Series 2016-DNA3, Class M1, 2.332%, 12/25/2028[1,2]	225,841
250,000	Series 2016-DNA4, Class M2, 2.532%, 3/25/2029[1,2]	254,167
484,177	Series 2017-HQA1, Class M1, 2.432%, 8/25/2029[1,2]	489,747
	FREMF Mortgage Trust
475,000	Series 2011-K704, Class B, 4.690%, 10/25/2030[1,2,3]	485,397
280,000	Series 2011-K702, Class B, 4.930%, 4/25/2044[1,2,3]	283,933
350,000	Series 2012-K709, Class C, 3.872%, 4/25/2045[1,2,3]	355,035
344,251	Series 2013-KF02, Class B, 4.232%, 12/25/2045[1,2,3]	350,174
113,083	Government National Mortgage Association Series 2014-31, Class AB, 2.586%, 9/16/2039[2]	113,170
	GS Mortgage Securities Trust
100,000	Series 2014-GSFL, Class B, 2.976%, 7/15/2031[1,2,3]	99,225
210,000	Series 2017-500K, Class C, 0.000%, 7/15/2032[1,3]	210,000
415,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.234%, 7/15/2034[1,3]	416,796
130,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[2,3]	131,224
32,069	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4, 5.809%, 12/12/2049[2]	32,040
	NCUA Guaranteed Notes Trust
263,213	Series 2010-R2, Class 1A, 1.593%, 11/6/2017[1,2]	263,314
628,479	Series 2011-R1, Class 1A, 1.673%, 1/8/2020[1,2]	629,365
824,992	Series 2010-R3, Class 1A, 1.783%, 12/8/2020[1,2]	827,018
250,000	Treman Park CLO Ltd. Series 2015-1A, Class AR, 2.677%, 4/20/2027[1,2,3]	251,171

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,766,556)	10,778,045

	CORPORATE – 16.9%
	COMMUNICATIONS – 0.8%
250,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	260,838
185,000	AT&T, Inc. 1.750%, 1/15/2018	185,155
		445,993
	CONSUMER, CYCLICAL – 1.5%
200,000	American Honda Finance Corp. 1.577%, 7/20/2020[1]	200,141
250,000	Dollar General Corp. 1.875%, 4/15/2018	250,182

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$250,000	Hyundai Capital America 2.875%, 8/9/2018[3]	$251,956
100,000	Nissan Motor Acceptance Corp. 1.694%, 7/13/2020[1,3]	100,068
		802,347
	CONSUMER, NON-CYCLICAL – 2.4%
250,000	Ecolab, Inc. 1.450%, 12/8/2017	249,963
250,000	Kraft Heinz Foods Co. 2.000%, 7/2/2018	250,754
250,000	Medtronic, Inc. 5.600%, 3/15/2019	264,876
250,000	Mondelez International Holdings Netherlands B.V. 1.924%, 10/28/2019[1,3,4]	251,250
250,000	Wm Wrigley Jr Co. 2.000%, 10/20/2017[3]	250,235
		1,267,078
	ENERGY – 1.9%
250,000	BP Capital Markets PLC 1.375%, 11/6/2017[4]	249,949
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	264,594
250,000	Halliburton Co. 2.000%, 8/1/2018[2]	250,461
250,000	Schlumberger Investment S.A. 1.250%, 8/1/2017[3,4]	250,000
		1,015,004
	FINANCIAL – 8.6%
200,000	ABN AMRO Bank N.V. 1.944%, 1/18/2019[1,3,4]	201,121
250,000	American Express Co. 1.762%, 5/22/2018[1]	251,014
250,000	Bank of America Corp. 2.357%, 3/22/2018[1]	251,501
75,000	Bank of Montreal 1.686%, 6/15/2020[1,4]	75,138
100,000	Bank of Nova Scotia 1.694%, 7/14/2020[1,4]	100,097
100,000	BB&T Corp. 2.106%, 6/15/2018[1,2]	100,587

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$75,000	Branch Banking & Trust Co. 1.754%, 1/15/2020[1,2]	$75,268
200,000	Capital One N.A. 2.001%, 9/13/2019[1,2]	200,916
250,000	Chubb Corp. 5.750%, 5/15/2018	258,261
250,000	Citigroup, Inc. 2.094%, 1/10/2020[1,2]	252,128
250,000	Citizens Bank N.A. 1.750%, 3/2/2020[1,2]	250,129
	Goldman Sachs Group, Inc.
100,000	2.046%, 12/15/2017[1]	100,257
150,000	2.036%, 12/13/2019[1]	151,245
250,000	Hartford Financial Services Group, Inc. 6.300%, 3/15/2018	257,051
250,000	MetLife, Inc. 1.756%, 12/15/2017	250,227
250,000	Morgan Stanley 2.545%, 2/1/2019[1]	253,858
250,000	Provident Cos., Inc. 7.000%, 7/15/2018	262,280
115,000	Prudential Financial, Inc. 1.962%, 8/15/2018[1]	115,776
250,000	Royal Bank of Canada 2.014%, 4/15/2019[1,4]	251,930
75,000	SunTrust Bank 1.841%, 1/31/2020[1,2]	75,509
280,000	Toronto-Dominion Bank 2.153%, 1/22/2019[1,4]	282,879
250,000	U.S. Bancorp 1.672%, 11/15/2018[1,2]	251,296
250,000	Wells Fargo Bank N.A. 2.053%, 1/22/2018[1]	250,849
		4,519,317
	INDUSTRIAL – 0.5%
250,000	Northrop Grumman Corp. 1.750%, 6/1/2018	250,356

	TECHNOLOGY – 0.2%
91,000	Hewlett Packard Enterprise Co. 2.450%, 10/5/2017	91,161

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES – 1.0%
$250,000	Dominion Resources, Inc. 1.875%, 12/15/2018[3]	$249,894
250,000	Southern Co. 1.300%, 8/15/2017	249,999
		499,893
	TOTAL CORPORATE (Cost $8,878,631)	8,891,149

	TOTAL BONDS (Cost $38,759,955)	38,808,754

	COMMERCIAL PAPER – 17.5%
500,000	Agrium, Inc. 1.480%, 9/15/2017	499,064
	Boston Scientific Co.
500,000	1.620%, 8/10/2017	499,803
500,000	1.630%, 8/24/2017	499,517
250,000	Canadian National Railway Co. 1.690%, 8/14/2017	249,844
500,000	Centennial Energy Holding, Inc. 1.500%, 8/7/2017	499,854
250,000	Centerpoint Energy 1.436%, 9/25/2017	249,428
500,000	CRH America Finance, Inc. 1.490%, 8/25/2017	499,497
250,000	Du Pont 1.400%, 8/21/2017	249,793
500,000	Enbridge Energy Partners LP 1.950%, 8/21/2017	499,529
250,000	Entergy Corp. 1.450%, 8/3/2017	249,967
500,000	Equifax, Inc. 1.440%, 9/11/2017	499,147
500,000	Glencore Funding LLC 1.450%, 8/31/2017	499,313
500,000	ITT, Inc. 1.500%, 8/2/2017	499,956
250,000	Leggett & Platt, Inc. 1.420%, 8/9/2017	249,912
500,000	Mattel, Inc. 1.530%, 8/21/2017	499,579

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

Principal Amount		Value

	COMMERCIAL PAPER (Continued)
$500,000	Nasdaq, Inc. 1.400%, 8/24/2017	$499,544
500,000	Nisource Finance Corp. 1.460%, 8/2/2017	499,961
250,000	Omnicom Capital, Inc. 1.460%, 8/16/2017	249,841
500,000	Scana Corp. 1.700%, 8/16/2017	499,643
250,000	South Carolina Fuel Co. 1.520%, 8/8/2017	249,922
250,000	Suncor Energy, Inc. 1.440%, 8/4/2017	249,961
500,000	VW Credit, Inc. 1.440%, 8/24/2017	499,518
250,000	WPP CP Finance PLC 1.450%, 8/7/2017	249,932

	TOTAL COMMERCIAL PAPER (Cost $9,242,726)	9,242,525

Number of Shares

	SHORT-TERM INVESTMENTS – 5.4%
2,596,903	Federated Treasury Obligations Fund - Institutional Class, 0.89%[5]	2,596,903
250,145	Fidelity Investments Money Market Fund – Treasury Portfolio -Institutional Class, 0.86%[5]	250,145

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,847,048)	2,847,048

	TOTAL INVESTMENTS – 98.0% (Cost $51,651,955)	51,702,058
	Other Assets in Excess of Liabilities – 2.0%	1,065,470

	TOTAL NET ASSETS – 100.0%	$52,767,528

LP – Limited Partnership
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The market value of these securities is $16,687,991.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

[6]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At July 31, 2017	Unrealized Appreciation (Depreciation)
(23)	2-Year U.S. Treasury Note (CBT)	September 2017	$(4,975,840)	$(4,975,906)	$(66)
TOTAL FUTURES CONTRACTS			$(4,975,840)	$(4,975,906)	$(66)

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUMMARY OF INVESTMENTS
As of July 31, 2017

Security Type/Sector	Percent of Total Net Assets
Bank Loans	1.5%
Bonds
Asset-Backed Securities	36.3%
Commercial Mortgage-Backed Securities	20.4%
Corporate	16.9%
Total Bonds	73.6%
Short-Term Investments	5.4%
Commercial Paper	17.5%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF ASSETS AND LIABILITIES
As of July 31, 2017

Assets:
Investments, at value (cost $51,651,955)	$51,702,058
Cash	695
Cash held by broker	21,510
Receivables:
Investment securities sold	605
Fund shares sold	2,211,940
Due from Advisor	9,048
Interest	97,848
Prepaid expenses	23,434
Prepaid offering costs	4,187
Total assets	54,071,325

Liabilities:
Payables:
Investment securities purchased	1,009,396
Fund shares redeemed	250,000
Unrealized depreciation on open futures contracts	66
Shareholder servicing fees (Note 6)	1,500
Auditing fees	19,499
Fund accounting fees	6,946
Transfer agent fees and expenses	3,641
Fund administration fees	3,422
Custody fees	1,238
Chief Compliance Officer fees	360
Accrued other expenses	7,729
Total liabilities	1,303,797

Net Assets	$52,767,528

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of July 31, 2017

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$52,730,517
Accumulated net investment income	68,553
Accumulated net realized loss on investments, securities sold short and futures contracts	(81,579)
Net unrealized appreciation (depreciation) on:
Investments	50,103
Futures contracts	(66)
Net Assets	$52,767,528

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$52,767,528
Shares of beneficial interest issued and outstanding	2,634,379
Offering and redemption price per share	$20.03

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF OPERATIONS
For the Period October 7, 2016* through July 31, 2017

Investment Income:
Interest	$492,612
Total investment income	492,612

Expenses:
Advisory fees	64,249
Fund accounting fees	36,940
Registration fees	23,428
Fund administration fees	19,955
Auditing fees	19,499
Offering costs	18,286
Transfer agent fees and expenses	18,034
Legal fees	13,207
Miscellaneous	6,175
Trustees' fees and expenses	5,132
Shareholder servicing fees (Note 6)	4,915
Custody fees	4,881
Shareholder reporting fees	3,855
Chief Compliance Officer fees	3,850
Insurance fees	522
Interest on securities sold short	449
Total expenses	243,377
Advisory fees waived	(64,249)
Other expenses absorbed	(49,921)
Net expenses	129,207
Net investment income	363,405

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Futures Contracts:
Net realized gain (loss) on:
Investments	(7,368)
Securities sold short	331
Futures contracts	(13,522)
Net realized loss	(20,559)
Net change in unrealized appreciation/depreciation on:
Investments	50,103
Futures contracts	(66)
Net change in unrealized appreciation/depreciation	50,037
Net realized and unrealized gain on investments, securities sold short and futures contracts	29,478
Net Increase in Net Assets from Operations	$392,883

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period October 7, 2016* through July 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$363,405
Net realized gain (loss) on investments, securities sold short and futures contracts	(20,559)
Net change in unrealized appreciation/depreciation on investments
and futures contracts	50,037
Net increase in net assets resulting from operations	392,883

Distributions to Shareholders:
From net investment income	(372,185)
Total distributions to shareholders	(372,185)

Capital Transactions:
Net proceeds from shares sold	74,626,692
Reinvestment of distributions	357,924
Cost of shares redeemed	(22,237,786)
Net increase in net assets from capital transactions	52,746,830

Total increase in net assets	52,767,528

Net Assets:
Beginning of period	−
End of period	$52,767,528

Accumulated net investment income	$68,553

Capital Share Transactions:
Shares sold	3,726,291
Shares reinvested	17,899
Shares redeemed	(1,109,811)

Net increase in capital share transactions	2,634,379

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period October 7, 2016* through July 31, 2017

Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.23
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.24
Less Distributions:
From net investment income	(0.21)
Total distributions	(0.21)

Net asset value, end of period	$20.03

Total return[2]	1.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,768

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.94%
After fees waived and expenses absorbed	0.50%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.97%
After fees waived and expenses absorbed	1.41%

Portfolio turnover rate	118%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived  and absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2017

Note 1 – Organization
Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income.  A secondary objective of the Fund is to seek capital appreciation.  The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract.  This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements.  The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $22,473, which are being amortized over a one-year period from October 7, 2016 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through July 31, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the Fund's average daily net assets. This agreement is in effect until November 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  In addition, the Advisor has agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s assets until December 31, 2017.  The Advisor will not seek recoupment of the voluntary advisory fees waived during such period.

For the period October 7, 2016 (commencement of operations) through July 31, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $111,670.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.  At July 31, 2017, the amount of these potentially recoverable expense was $49,921.  The Advisor may recapture all or a portion of this amount no later than July 31, 2020.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period October 7, 2016 (commencement of operations) through July 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period October 7, 2016 (commencement of operations) through July 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At July 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$51,655,184

Gross unrealized appreciation	$71,811
Gross unrealized depreciation	(24,937)

Net unrealized appreciation on investments	$46,874

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended July 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ (16,313)	$ 77,333	$ (61,020)

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

As of July 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$68,553
Undistributed long-term capital gains	-
Accumulated earnings	68,553

Accumulated capital and other losses	(78,416)
Unrealized appreciation on investments	46,874
Total accumulated earnings	$37,011

As of July 31, 2017, the Fund had a short-term capital loss carryover of $70,263 and a long-term capital loss carryforward of $8,153.  To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the period October 7, 2016 (commencement of operations) through July 31, 2017 was as follows:

2017
Distributions paid from:
Ordinary income	$372,185
Net long-term capital gains	-
Total taxable distributions	372,185
Total distributions paid	$372,185

Note 5 – Investment Transactions
For the period ended October 7, 2016 (commencement of operations) through July 31, 2017, purchases and sales of investments, excluding short-term investments, were $65,366,198 and $29,465,524, respectively.  Proceeds from securities sold short and cover short securities were $609,394 and $609,738, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 7, 2016 (commencement of operations) through July 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$803,731	$-	$803,731
Bonds
Asset-Backed Securities	-	19,139,560	-	19,139,560
Commercial Mortgage-Backed Securities	-	10,778,045	-	10,778,045
Corporate**	-	8,891,149	-	8,891,149
Commercial Paper	-	9,242,525	-	9,242,525
Short-Term Investments	2,847,048	-	-	2,847,048
Total Assets	$2,847,048	$48,855,010	$-	$51,702,058

Liabilities
Other Financial Instruments***
Futures Contracts	$66	$-	$-	$66
Total Liabilities	$66	$-	$-	$66

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of July 31, 2017 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Liabilities
Unrealized depreciation on
open futures contracts	$-	$-	$66	$66
	$-	$-	$66	$66

The effects of derivative instruments on the Statement of Operations for the period October 7, 2016 (commencement of operations) through July 31, 2017 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Loss on Derivatives
Futures contracts	$-	$-	$(13,522)	$(13,522)
	$-	$-	$(13,522)	$(13,522)

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Depreciation on Derivatives
Futures contracts	$-	$-	$(66)	$(66)
	$-	$-	$(66)	$(66)

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2017

The notional amount is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of July 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Futures contracts	Number of contracts	(16)

Note 10 – Line of Credit
Effective February 2, 2017, the Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a.  The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or $2,500,000, the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%.  As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum.  Commitment fees for the period ended July 31, 2017 are disclosed in the Statement of Operations.  The Fund did not borrow under the line of credit agreement during the period ended July 31, 2017.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Investment Managers Series Trust and
the Shareholders of Palmer Square Ultra-Short Duration Investment Grade Fund

We have audited the accompanying statement of assets and liabilities of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”), including the schedule of investments, as of July 31, 2017, and the related statement of operations, the statement of changes in net assets and financial highlights for the period October 7, 2016 (commencement of operations) through July 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers and agent banks or by other appropriate auditing procedures where replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Palmer Square Ultra-Short Duration Investment Grade Fund as of July 31, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the period October 7, 2016 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 29, 2017

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (866) 933-9033. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 10 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	4	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 11 portfolios).

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	4	Investment Managers Series Trust II, a registered investment company (includes 11 portfolios).
Officers of the Trust:
Maureen Quill ᵃ (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016
Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).
			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officer of the Trust:
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the Palmer Square Strategic Credit Fund, Palmer Square Income Plus Fund and Palmer Square SSI Alternative Income Fund which are offered in a separate prospectus. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Palmer Square Ultra-Short Duration Investment Grade Fund
EXPENSE EXAMPLE
For the Six Months Ended July 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Expenses Paid During Period* 2/1/17 – 7/31/17
Actual Performance	$ 1,000.00	$ 1,007.70	$ 2.56
Hypothetical (5% annual return before expenses)	1,000.00	1,022.24	2.58

*
Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Ultra-Short Duration Investment Grade Fund
A series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Ultra-Short Duration Investment Grade Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Ultra-Short Duration Investment Grade Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-933-9033.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2017	FYE 7/31/2016
Audit Fees	$18,700	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,800	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2017	FYE 7/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2017	FYE 7/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	10/9/2017